UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05871
                                                     ---------

                     Centennial California Tax Exempt Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------
                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 06/30/2008
                                                ----------
ITEM 1. REPORTS TO STOCKHOLDERS.

June 30, 2008

Centennial                                                         Annual Report
California                                                              and
Tax Exempt Trust                                                     Management
                                                                    Commentaries

TRUST EXPENSES

TRUST EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                   5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUST EXPENSES Continued

                                 BEGINNING         ENDING          EXPENSES
                                  ACCOUNT          ACCOUNT        PAID DURING
                                   VALUE            VALUE       6 MONTHS ENDED
ACTUAL                        JANUARY 1, 2008   JUNE 30, 2008    JUNE 30, 2008
------                        ---------------   -------------   --------------
                                 $1,000.00        $1,007.60          $3.75

HYPOTHETICAL
(5% return before expenses)
---------------------------   ---------------   -------------   --------------
                                  1,000.00         1,021.13           3.78

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratio, based on the 6-month period ended June 30, 2008 is as follows:

EXPENSE RATIO
-------------
    0.75%

The expense ratio reflects reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Trust's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.


                  6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS June 30, 2008

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--98.4%
CALIFORNIA--94.2%
Alameda, CA PFAU RRB, Alameda Point Improvement Project,
   Series 2003A, 1.53%(1)                                               $ 1,000,000   $    1,000,000
CA ABAG FAU for Nonprofit Corps RB, YMCA San Francisco, Series B,
   1.35%(1)                                                               1,400,000        1,400,000
CA Department of Water Resources Power Supply RRB, Subseries 2005
   F-1, 1.60%(1)                                                            750,000          750,000
CA Dept. of Water Resources Power Supply RB, Series C-9, 1.26%(1)         1,300,000        1,300,000
CA EDLFA Pepperdine University RRB, Eclipse Funding Trust Solar
   Eclipse Certificates-Series 2006-0065, 1.53%(1, 2)                     2,200,000        2,200,000
CA EDLFA RB, University of San Francisco, Series 2003, 1.30%(1)           1,250,000        1,250,000
CA Enterprise DAU RB, Sconza Candy Co. Project, Series A, 1.70%(1)        3,000,000        3,000,000
CA GOUN, MSTFC Series 2178, 1.57%(1, 2)                                   6,091,000        6,091,000
CA GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DBE-637,
   1.62%(1, 2)                                                           13,000,000       13,000,000
CA GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DBE-648,
   1.62%(1, 2)                                                            3,510,000        3,510,000
CA I&E Development Bank IDV RRB, Lance Camper Manufacturing Corp.,
   Series 2000A, 1.75%(1)                                                 2,000,000        2,000,000
CA I&E Development Bank RB, Starter & Alternator Project, Series
   1999, 1.69%(1)                                                         3,900,000        3,900,000
CA Municipal FAU MH RB, PTTR, Series 2410, 1.70%(1, 2)                    1,100,000        1,100,000
CA PCFAU SWD RB, AVI-PGS Project, Series 2008A, 1.70%(1)                  2,815,000        2,815,000
CA PCFAU SWD RB, Garaventa Enterprises, Inc., Series 2008A, 1.70%(1)      1,000,000        1,000,000
CA PCFAU SWD RB, Garden City Sanitation, Series A, 1.75%(1)               2,615,000        2,615,000
CA PCFAU SWD RB, George Borba & Son Dairy Project, 1.71%(1)               3,800,000        3,800,000
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project, Series 2007A,
   1.75%(1)                                                               3,190,000        3,190,000
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project, Series A,
   1.75%(1)                                                               1,680,000        1,680,000
CA PCFAU SWD RB, Marin San Services Project, Series A, 1.75%(1)           1,300,000        1,300,000
CA PCFAU SWD RB, Penas Disposal, Inc. Project, Series A, 1.75%(1)         1,255,000        1,255,000
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, 1.75%(1)               2,750,000        2,750,000
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, Series A, 1.75%(1)     1,905,000        1,905,000
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project, Series 2004,
   1.71%(1)                                                               2,500,000        2,500,000
CA RB, SPEARS Deutsche Bank/Lifers Trust-Series DB-477, 1.62%(1, 2)       6,025,000        6,025,000
CA REF GOUN, P-Floats Series PT-4166, 1.57%(1, 2)                         4,980,000        4,980,000
CA REF GOUN, Series 2004 A-6, 1.20%(1, 3)                                 1,840,000        1,840,000
CA REF GOUN, Series 2004 B-2, 1.45%(1)                                    2,100,000        2,100,000
CA REF GOUN, Series 2004 B-4, 1.20%(1)                                    3,950,000        3,950,000
CA SCDAU MH RB, PTTR, Series 2681, 1.80%(1, 2)                              500,000          500,000
CA SCDAU MH RB, Reset Option Certificates II-R Trust-Series 779CE,
   1.77%(1, 2)                                                            4,520,000        4,520,000


                  F1 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
CALIFORNIA Continued
CA SCDAU MH RRB, PTTR, IAC Project, Series 2680, 1.65%(1, 2)            $10,000,000   $   10,000,000
CA SCDAU RB, House Ear Institute Project, Series 2007, 1.65%(1)           7,910,000        7,910,000
CA SCDAU RRB, Archer School for Girls, Inc., Series 05, 1.50%(1)            775,000          775,000
East Bay, CA MUD WS RRB, Subseries B, 1.23%(1)                           11,400,000       11,400,000
Foothill-De Anza, CA Community College District GOUN, Series 1844,
   1.61%(1, 2)                                                            4,950,000        4,950,000
Foothill/Eastern Corridor Agency, CA Toll Road RB, Sr. Lien,
   Series A, 7.05%, 1/1/09                                                5,000,000        5,100,777
Grant, CA Joint Union High School District COP, School Facility
   Bridge Funding Program, 1.70%(1)                                       5,000,000        5,000,000
Hacienda La Puente, CA USD REF GOUN, P-Floats Series PT-2877,
   1.53%(1, 2)                                                            4,400,000        4,400,000
Hayward, CA HAU MH RRB, Barrington Hill Apts. Project, Series 1995A,
   1.32%(1)                                                               1,700,000        1,700,000
Hesperia, CA USD COP, Interim School Facilities Funding Program,
   Series 2004, 1.60%(1)                                                  1,000,000        1,000,000
Irvine, CA Public Facilities & Infrastructure Authority Lease RB,
   Capital Improvement Projects, 1.31%(1)                                 1,140,000        1,140,000
Irvine, CA USD SPTX Bonds, Austin Trust Certificates-Series BOA 315,
   1.62%(1, 2)                                                            6,000,000        6,000,000
Loma Linda, CA Hospital RB, Loma Linda University Medical Center,
   1.20%(1, 3)                                                            4,700,000        4,700,000
Los Angeles Cnty., CA MTAU Proposal A Sales Tax RRB, Series 03, 3%,
   7/1/08                                                                 2,315,000        2,315,000
Los Angeles Cnty., CA MTAU Proposal C Sales Tax RB, Series A, 1.40%,
   8/14/08                                                                2,500,000        2,500,000
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 1.42%,
   7/3/08                                                                 1,200,000        1,200,000
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 1.50%,
   9/10/08                                                                1,000,000        1,000,000
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 1.52%,
   10/9/08                                                                1,000,000        1,000,000
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 1.60%,
   11/3/08                                                                1,750,000        1,750,000
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 1.60%,
   11/21/08                                                               2,000,000        2,000,000
Los Angeles, CA Wastewater System RB, Reset Option Certificates II-R
   Trust-Series 10270, 1.54%(1, 2)                                        1,000,000        1,000,000
Pasadena, CA REF COP, Series A, 1.35%(1)                                  1,535,000        1,535,000
Roseville, CA Joint Union High SDI COP, Series 2003, 1.60%(1)             1,165,000        1,165,000
Sacramento Cnty., CA HAU MH RB, Reset Option Certificates II-R
   Trust-Series 10010CE, 1.70%(1, 2)                                      3,000,000        3,000,000
Sacramento Cnty., CA HAU MH RB, Reset Option Certificates II-R
   Trust-Series 823CE, 1.67%(1, 2)                                        1,080,000        1,080,000
Sacramento, CA MUD RB, Series J, 1.35%, 8/8/08                            4,000,000        4,000,000


                  F2 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
CALIFORNIA Continued
San Bernardino Cnty., CA MH HAU RRB, Somerset Apts.-A, 1.31%(1)         $   795,000   $      795,000
San Diego Cnty., CA COP, Sidney Kimmel Cancer Center, 1.35%(1)              845,000          845,000
San Diego, CA PFFAU Water RB, PTTR, Series 2595, 1.55%(1, 2)              6,240,000        6,240,000
San Francisco City & Cnty., CA PUC Wastewater RB, 1.05%, 8/11/08          2,500,000        2,500,000
San Francisco City & Cnty., CA PUC Wastewater RB, 1.50%, 9/3/08           2,000,000        2,000,000
San Francisco, CA City & Cnty. MH RB, Geary Court, Goldman Sachs Pool
   Trust-Series 2007-124G, 1.55%(1, 2)                                    9,500,000        9,500,000
San Francisco, CA City & Cnty., RA RB, CFD No. 4, 1.50%(1)                  650,000          650,000
San Joaquin, CA Transportation Authority Sales Tax RB, 0.70%, 8/12/08     2,500,000        2,500,000
Turlock, CA Irrigation District RB, Series A, 1.20%, 7/10/08              1,000,000        1,000,000
Vacaville, CA USD GOUN, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2007-0079, 1.53%(1, 2)                            10,300,000       10,300,000
Vallejo, CA HAU MH RRB, Fountain Plaza Hills Apts., 1.70%(1)              2,435,000        2,435,000
Victorville, CA Joint Powers FAU Lease RRB, CoGeneration Facilities,
   Series 2007A, 1.50%(1)                                                11,000,000       11,000,000
Yosemite, CA Community College District GOUN,
   Reset Option Certificates II-R Trust-Series 11385, 1.55%(1, 2)         1,000,000        1,000,000
Yosemite, CA Community College District GOUN,
   Reset Option Certificates II-R Trust-Series 12225, 1.55%(1, 2)         1,500,000        1,500,000
                                                                                      --------------
                                                                                         229,111,777

U.S. POSSESSIONS--4.2%
Puerto Rico CMWLTH HTAU RRB, Dexia Credit Local Certificates
   Trust-Series 2008-008, 1.55%(1, 2)                                        35,000           35,000
Puerto Rico Electric PAU RRB, Dexia Credit Local Certificates
   Trust-Series 2008-013, 1.55%(1, 2)                                     7,050,000        7,050,000
Puerto Rico EPAU RRB, Municipal Trust Securities, Series 2006,
   1.57%(1, 2)                                                            2,000,000        2,000,000
Puerto Rico Sales Tax Finance Corp. RRB, SPEARS Deutsche
   Bank/Lifers Trust-Series DBE-627A, 1.55%(1, 2)                         1,295,000        1,295,000
                                                                                      --------------
                                                                                          10,380,000

TOTAL INVESTMENTS, AT VALUE (COST $239,491,777)                                98.4%     239,491,777
OTHER ASSETS NET OF LIABILITIES                                                 1.6        3,802,130
                                                                        -----------   --------------
NET ASSETS                                                                    100.0%  $  243,293,907
                                                                        ===========   ==============

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.


                  F3 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG       Association of Bay Area Governments
CFD        Community Facilities District
CMWLTH     Commonwealth
COP        Certificates of Participation
DAU        Development Authority
EDLFA      Educational Facilities Authority
EPAU       Electric Power Authority
FAU        Finance Authority
GOUN       General Obligation Unlimited Nts.
HAU        Housing Authority
HTAU       Highway & Transportation Authority
I&E        Infrastructure and Economic
IDV        Industrial Development
MH         Multifamily Housing
MSTFC      Morgan Stanley & Co., Inc. Trust Floater Certificates
MTAU       Metropolitan Transportation Authority
MUD        Municipal Utility District
P-Floats   Puttable Floating Option Tax Exempt Receipts
PAU        Power Authority
PCFAU      Pollution Control Finance Authority
PFAU       Public Finance Authority
PFFAU      Public Facilities Finance Authority
PTTR       Puttable Tax Exempt Receipts
PUC        Public Utilities Commission
RA         Redevelopment Agency/Authority
RB         Revenue Bonds
REF        Refunding
RRB        Revenue Refunding Bonds
SCDAU      Statewide Communities Development Authority
SDI        School District
SPEARS     Short Puttable Exempt Adjustable Receipts
SPTX       Special Tax
SWD        Solid Waste Disposal
USD        Unified School District
WS         Water System
YMCA       Young Men's Christian Assoc.

(1.) Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2008. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $111,276,000 or 45.74% of the Trust's net assets as of June 30, 2008.

(3.) When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F4 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008

ASSETS
Investments, at value (cost $239,491,777)--see accompanying
statement of investments                                            $239,491,777
Cash                                                                  10,677,539
Receivables and other assets:
Investments sold on a when-issued or delayed delivery basis            2,635,000
Interest                                                                 925,144
Other                                                                     11,519
                                                                    ------------
Total assets                                                         253,740,979

LIABILITIES
Payables and other liabilities:
Investments purchased (including $1,840,000 purchased on a
   when-issued or delayed delivery basis)                             10,186,553
Distribution and service plan fees                                       121,715
Shareholder communications                                                47,103
Dividends                                                                 45,938
Trustees' compensation                                                     4,757
Transfer and shareholder servicing agent fees                              3,858
Other                                                                     37,148
                                                                    ------------
Total liabilities                                                     10,447,072

NET ASSETS                                                          $243,293,907
                                                                    ============
COMPOSITION OF NET ASSETS
Paid-in capital                                                     $243,282,045
Accumulated net realized gain on investments                              11,862
                                                                    ------------
NET ASSETS--applicable to 243,263,322 shares of beneficial
   interest outstanding                                             $243,293,907
                                                                    ============
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING
   PRICE PER SHARE                                                  $       1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF OPERATIONS For the Year Ended June 30, 2008

INVESTMENT INCOME
Interest                                                             $6,078,526

EXPENSES
Management fees                                                       1,058,119
Service plan fees                                                       423,308
Shareholder communications                                               57,256
Transfer and shareholder servicing agent fees                            51,095
Trustees' compensation                                                    7,441
Administration service fees                                               1,500
Custodian fees and expenses                                               1,095
Other                                                                    54,679
                                                                     ----------
Total expenses                                                        1,654,493
Less reduction to custodian expenses                                        (77)
Less waivers and reimbursements of expenses                             (13,204)
                                                                     ----------
Net expenses                                                          1,641,212

NET INVESTMENT INCOME                                                 4,437,314
NET REALIZED GAIN ON INVESTMENTS                                         30,772
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $4,468,086
                                                                     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JUNE 30,                                   2008           2007
-------------------                               ------------   ------------
OPERATIONS
Net investment income                             $  4,437,314   $  5,411,827
Net realized gain                                       30,772         75,428
                                                  ------------   ------------
Net increase in net assets resulting from
   operations                                        4,468,086      5,487,255

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                (4,437,314)    (5,411,827)
Distributions from net realized gain                   (64,816)       (63,507)

BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions               63,943,206     (2,691,893)

NET ASSETS
Total increase (decrease)                           63,909,162     (2,679,972)
Beginning of period                                179,384,745    182,064,717
                                                  ------------   ------------
End of period                                     $243,293,907   $179,384,745
                                                  ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS

YEAR ENDED JUNE 30,                                      2008            2007         2006         2005         2004
-------------------                                    --------        --------     --------     --------     --------
PER SHARE OPERATING DATA
Net asset value, beginning of period                   $   1.00        $   1.00     $   1.00     $   1.00     $   1.00
Income from investment operations--net
   investment income and net realized gain                  .02(1)          .03(1)       .02(1)       .01(1)        --(2)
                                                       --------        --------     --------     --------     --------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.02)           (.03)        (.02)        (.01)          --(2)
Distributions from net realized gain                         --(2)           --(2)        --           --           --
                                                       --------        --------     --------     --------     --------
Total dividends and/or distributions to shareholders       (.02)           (.03)        (.02)        (.01)          --(2)
                                                       --------        --------     --------     --------     --------
Net asset value, end of period                         $   1.00        $   1.00     $   1.00     $   1.00     $   1.00
                                                       ========        ========     ========     ========     ========
TOTAL RETURN(3)                                            2.22%           2.91%        2.27%        1.13%        0.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $243,294        $179,385     $182,065     $165,862     $139,892
Average net assets (in thousands)                      $211,565        $190,423     $184,956     $148,312     $149,559
Ratios to average net assets:(4)
Net investment income                                      2.10%           2.84%        2.25%        1.11%        0.21%
Total expenses                                             0.78%(5,6)      0.77%(5)     0.76%(6)     0.77%(5)     0.78%(5,6)

(1.) Per share amounts calculated based on the average shares outstanding during the period.

(2.) Less than $0.005 per share.

(3.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

(4.) Annualized for periods less than one full year.

(5.) Reduction to custodian expenses less than 0.005%.

(6.) Reimbursement of expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial California Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment adviser is Centennial Asset Management Corporation (the "Manager"), a subsidiary of OppenheimerFunds, Inc. ("OFI").

     The following is a summary of significant accounting policies consistently followed by the Trust.

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Trust may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. When the Trust engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Trust to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Trust had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:


                       WHEN-ISSUED OR DELAYED DELIVERY
                                    BASIS TRANSACTIONS
                       -------------------------------
Purchased securities              $1,840,000
Sold securities                    2,635,000


                  F9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET    UNDISTRIBUTED     ACCUMULATED LOSS
INVESTMENT INCOME   LONG-TERM GAINS   CARRYFORWARD(1, 2)
-----------------   ---------------   ------------------
$75,448                  $3,550              $--

(1.) During the fiscal year ended June 30, 2008, the Trust did not utilize any capital loss carryforwards.

(2.) During the fiscal year ended June 30, 2007, the Trust did not utilize any capital loss carryforwards.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2008 and June 30, 2007 was as follows:

                                   YEAR ENDED      YEAR ENDED
                                 JUNE 30, 2008   JUNE 30, 2007
                                 -------------   -------------
Distributions paid from:
Ordinary income                    $   27,181      $5,411,827
Exempt-interest distributions       4,437,314          15,396
Long-term capital gain                 37,635          48,111
                                   ----------      ----------
Total                              $4,502,130      $5,475,334
                                   ==========      ==========

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts


                  F10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.


                  F11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                             YEAR ENDED JUNE 30, 2008       YEAR ENDED JUNE 30, 2007
                           ----------------------------   ----------------------------
                              SHARES          AMOUNT         SHARES          AMOUNT
                           ------------   -------------   ------------   -------------
Sold                        777,683,703   $ 777,683,703    592,354,857   $ 592,354,857
Dividends and/or
   distributions
   reinvested                 4,369,292       4,369,292      5,298,759       5,298,759
Redeemed                   (718,109,789)   (718,109,789)  (600,345,509)   (600,345,509)
                           ------------   -------------   ------------   -------------
Net increase (decrease)      63,943,206   $  63,943,206     (2,691,893)  $  (2,691,893)
                           ============   =============   ============   =============

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

FEE SCHEDULE
------------------
Up to $250 million   0.500%
Next $250 million    0.475
Next $250 million    0.450
Next $250 million    0.425
Over $1 billion      0.400

ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee. For the year ended June 30, 2008, the Trust paid $50,704 to SSI for services to the Trust.

SERVICE PLAN (12B-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay


                  F12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. The Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. During the year ended June 30, 2008, the Manager waived $13,204. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

     SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

4. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

     In March 2008, FASB issued SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Trust uses derivative instruments, how these activities are accounted for, and their effect on the Trust's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Trust's financial statements and related disclosures.


                  F13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL CALIFORNIA TAX EXEMPT
TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial California Tax Exempt Trust (the "Trust"), including the statement of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2008


                  F14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION Unaudited

In early 2008, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Trust during calendar year 2007. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended June 30, 2008, $27,181 or 44.76% of the short-term capital gain distribution paid and to be paid by the Trust qualifies as a short-term capital gain dividend.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trusts Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS Unaudited

NAME, POSITION(S)              PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS;
HELD WITH THE TRUST,           OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
LENGTH OF SERVICE, AGE         PORTFOLIOS IN THE TRUST COMPLEX CURRENTLY OVERSEEN
----------------------         --------------------------------------------------
INDEPENDENT TRUSTEES           THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS
                               6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                               80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE
                               TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                               DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,          President, Colorado Christian University (since
Chairman of the Board of       2006); Chairman, Cherry Creek Mortgage Company
Trustees (since 2003),         (since 1991), Chairman, Centennial State Mortgage
Trustee (since 2000)           Company (since 1994), Chairman, The El Paso
Age: 71                        Mortgage Company (since 1993); Chairman,
                               Ambassador Media Corporation (since 1984);
                               Chairman, Broadway Ventures (since 1984); Director
                               of Helmerich & Payne, Inc. (oil and gas
                               drilling/production company) (since 1992), Campus
                               Crusade for Christ (non-profit) (since 1991);
                               Former Director, The Lynde and Harry Bradley
                               Foundation, Inc. (non-profit organization)
                               (2002-2006); former Chairman of: Transland
                               Financial Services, Inc. (private mortgage banking
                               company) (1997-2003), Great Frontier Insurance
                               (1995-2000), Frontier Real Estate, Inc.
                               (residential real estate brokerage) (1994-2000)
                               and Frontier Title (title insurance agency)
                               (1995-2000); former Director of the following:
                               UNUMProvident (insurance company) (1991-2004),
                               Storage Technology Corporation (computer equipment
                               company) (1991-2003) and International Family
                               Entertainment (television channel) (1992-1997);
                               U.S. Senator (January 1979-January 1991). Oversees
                               39 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,               Assistant Secretary and Director of the Manager
Trustee (since 1998)           (December 1991-April 1999); President, Treasurer
Age: 71                        and Director of Centennial Capital Corporation
                               (June 1989-April 1999); Chief Executive Officer
                               and Director of MultiSource Services, Inc. (March
                               1996-April 1999); Mr. Bowen held several positions
                               with OppenheimerFunds, Inc. and with subsidiary or
                               affiliated companies of OppenheimerFunds, Inc.
                               (September 1987-April 1999). Oversees 39
                               portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,             Member of The Life Guard of Mount Vernon (George
Trustee (since 2000)           Washington historical site) (June 2000 - June
Age: 69                        2006); Partner of PricewaterhouseCoopers LLP
                               (accounting firm) (July 1974-June 1999);
                               Chairman of Price Waterhouse LLP Global Investment
                               Management Industry Services Group (financial
                               services firm) (July 1994-June 1998). Oversees 39
                               portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                 Director of UNUMProvident (insurance company)
Trustee (since 1990)           (since June 2002); Director of Northwestern Energy
Age: 66                        Corp. (public utility corporation) (since November
                               2004); Director of P.R. Pharmaceuticals (October
                               1999-October 2003); Director of Rocky Mountain Elk
                               Foundation (non-profit organization) (February
                               1998-February 2003 and February 2005-February
                               2007); Chairman and Director (until October 1996)
                               and President and Chief Executive Officer (until
                               October 1995) of OppenheimerFunds, Inc.;
                               President, Chief Executive Officer and Director of
                               the following: Oppenheimer Acquisition Corp.
                               ("OAC") (parent holding company of
                               OppenheimerFunds, Inc.), Shareholders Services,
                               Inc. and Shareholder Financial Services, Inc.
                               (until October 1995). Oversees 39 portfolios in
                               the OppenheimerFunds complex.

SAM FREEDMAN,                  Director of Colorado UpLIFT (charitable
Trustee (since 1996)           organization) (since September 1984). Mr. Freedman
Age: 67                        held several positions with OppenheimerFunds, Inc.
                               and with subsidiary or affiliated companies of
                               OppenheimerFunds, Inc. (until October 1994).
                               Oversees 39 portfolios in the OppenheimerFunds
                               complex.


                    9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS Unaudited/Continued

RICHARD F. GRABISH,            Formerly Senior Vice President and Assistant
Trustee (since 2001)           Director of Sales and Marketing (March
Age: 59                        1997-December 2007), Director (March 1987-December
                               2007) and Manager of Private Client Services (June
                               1985-June 2005) of A.G. Edwards & Sons, Inc.
                               (broker/dealer and investment firm); Chairman and
                               Chief Executive Officer of A.G. Edwards Trust
                               Company, FSB (March 2001-December 2007); President
                               and Vice Chairman of A.G. Edwards Trust Company,
                               FSB (investment adviser) (April 1987-March 2001);
                               President of A.G. Edwards Trust Company, FSB
                               (investment adviser) (June 2005-December 2007).
                               Oversees 17 portfolios in the OppenheimerFunds
                               complex.

BEVERLY L. HAMILTON,           Trustee of Monterey Institute for International
Trustee (since 2002)           Studies (educational organization) (since February
Age: 61                        2000); Board Member of Middlebury College
                               (educational organization) (since December
                               2005); Director of The California Endowment
                               (philanthropic organization) (since April 2002);
                               Director (February 2002-2005) and Chairman of
                               Trustees (2006-2007) of the Community Hospital of
                               Monterey Peninsula; Director (October 1991-2005)
                               and Vice Chairman (since 2006) of American Funds'
                               Emerging Markets Growth Fund, Inc. (mutual fund);
                               President of ARCO Investment Management Company
                               (February 1991-April 2000); Member of the
                               investment committees of The Rockefeller
                               Foundation (2001-2006) and The University of
                               Michigan (since 2000); Advisor at Credit Suisse
                               First Boston's Sprout venture capital unit
                               (venture capital fund) (1994-January 2005);
                               Trustee of MassMutual Institutional Funds
                               (investment company) (1996-June 2004); Trustee of
                               MML Series Investment Fund (investment company)
                               (April 1989-June 2004); Member of the investment
                               committee of Hartford Hospital (2000-2003); and
                               Advisor to Unilever (Holland) pension fund
                               (2000-2003). Oversees 39 portfolios in the
                               OppenheimerFunds complex.

ROBERT J. MALONE,              Board of Directors of Opera Colorado Foundation
Trustee (since 2002)           (non-profit organization) (since March 2008);
Age: 63                        Director of Jones Knowledge, Inc. (since 2006);
                               Director of Jones International University
                               (educational organization) (since August 2005);
                               Chairman, Chief Executive Officer and Director of
                               Steele Street Bank & Trust (commercial banking)
                               (since August 2003); Director of Colorado UpLIFT
                               (charitable organization) (since 1986); Trustee
                               of the Gallagher Family Foundation (non-profit
                               organization) (since 2000); Former Chairman of
                               U.S. Bank-Colorado (subsidiary of U.S. Bancorp and
                               formerly Colorado National Bank) (July 1996-April
                               1999); Director of Commercial Assets, Inc. (real
                               estate investment trust) (1993-2000); Director of
                               Jones Knowledge, Inc. (2001-July 2004); and
                               Director of U.S. Exploration, Inc. (oil and gas
                               exploration) (1997-February 2004). Oversees 39
                               portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Select Funds (formerly
Trustee (since 2000)           MassMutual Institutional Funds) (investment
Age: 66                        company) (since 1996) and MML Series Investment
                               Fund (investment company) (since 1996); Trustee
                               of Worcester Polytech Institute (since 1985);
                               Chairman (since 1994) of the Investment Committee
                               of the Worcester Polytech Institute (private
                               university); President and Treasurer of the SIS
                               Funds (private charitable fund) (since January
                               1999); Chairman of SIS & Family Bank, F.S.B.
                               (formerly SIS Bank) (commercial bank) (January
                               1999-July 1999); and Executive Vice President of
                               Peoples Heritage Financial Group, Inc. (commercial
                               bank) (January 1999-July 1999). Oversees 41
                               portfolios in the OppenheimerFunds complex.

                   10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

INTERESTED TRUSTEE AND         THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL
OFFICER                        CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
                               NEW YORK 10281-1008. MR. MURPHY SERVES AS A
                               TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS
                               AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                               MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                               POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                               AFFILIATES.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and Director of
Trustee, President and         OppenheimerFunds, Inc. (since June 2001);
Principal Executive Officer    President of OppenheimerFunds, Inc. (September
(since 2001)                   2000-February 2007); President and director or
Age: 59                        trustee of other Oppenheimer funds; President and
                               Director of Oppenheimer Acquisition Corp. ("OAC")
                               (the Manager's parent holding company) and of
                               Oppenheimer Partnership Holdings, Inc. (holding
                               company subsidiary of OppenheimerFunds, Inc.)
                               (since July 2001); Director of OppenheimerFunds
                               Distributor, Inc. (subsidiary of OppenheimerFunds,
                               Inc.) November 2001-December 2006); Chairman and
                               Director of Shareholder Services, Inc. and of
                               Shareholder Financial Services, Inc. (transfer
                               agent subsidiaries of OppenheimerFunds, Inc.)
                               (since July 2001); President and Director of
                               OppenheimerFunds Legacy Program (charitable trust
                               program established by OppenheimerFunds, Inc.)
                               (since July 2001); Director of the following
                               investment advisory subsidiaries of
                               OppenheimerFunds, Inc.: the Manager, OFI
                               Institutional Asset Management, Inc., Trinity
                               Investment Management Corporation and Tremont
                               Capital Management, Inc. (since November 2001),
                               HarbourView Asset Management Corporation and OFI
                               Private Investments, Inc. (since July 2001);
                               President (since November 2001) and Director
                               (since July 2001) of Oppenheimer Real Asset
                               Management, Inc.; Executive Vice President of
                               Massachusetts Mutual Life Insurance Company (OAC's
                               parent company) (since February 1997); Director of
                               DLB Acquisition Corporation (holding company
                               parent of Babson Capital Management LLC) (since
                               June 1995); Chairman (since October 2007) and
                               Member of the Investment Company Institute's Board
                               of Governors (since October 2003). Oversees 103
                               portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE TRUST    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW
                               ARE AS FOLLOWS: FOR MR. ZACK AND MS. BLOOMBERG,
                               TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                               NEW YORK, NEW YORK 10281-1008, FOR MESSRS.
                               VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MSS. WOLF
                               AND IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                               80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE
                               TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                               DEATH OR REMOVAL.

CAROL WOLF,                    Senior Vice President of OppenheimerFunds, Inc.
Vice President and Portfolio   (since June 2000) and of HarbourView Asset
Manager (since 2008)           Management Corporation (since June 2003). A
Age: 56                        portfolio manager and officer of 9 portfolios in
                               the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer
Vice President and Chief       of OppenheimerFunds, Inc. (since March 2004);
Compliance Officer             Chief Compliance Officer of OppenheimerFunds
(since 2004)                   Distributor, Inc., and Shareholder Services, Inc.
Age: 57                        (since March 2004); Vice President of the Manager,
                               OppenheimerFunds Distributor, Inc., and
                               Shareholder Services, Inc. (since June 1983);
                               Former Vice President and Director of Internal
                               Audit of OppenheimerFunds, Inc. (1997-February
                               2004). An officer of 103 portfolios in the
                               Oppenheimer funds complex.

BRIAN W. WIXTED,               Senior Vice President and Treasurer of
Treasurer and Principal        OppenheimerFunds, Inc. (since March 1999);
Financial & Accounting         Treasurer of the following: Shareholder Services,
Officer (since 1999)           Inc., HarbourView Asset Management Corporation,
Age: 48                        Shareholder Financial Services, Inc., Oppenheimer
                               Real Asset Management, Inc. and Oppenheimer
                               Partnership Holdings, Inc. (since March 1999), OFI
                               Private Investments, Inc. (since March 2000),
                               OppenheimerFunds


                   11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS Unaudited/Continued

BRIAN W. WIXTED,               International Ltd. and OppenheimerFunds plc (since
Continued                      May 2000), OFI Institutional Asset Management,
                               Inc. (since November 2000), and OppenheimerFunds
                               Legacy Program (charitable trust program
                               established by the Manager) (since June 2003);
                               Treasurer and Chief Financial Officer of OFI Trust
                               Company (trust company subsidiary of
                               OppenheimerFunds, Inc.) (since May 2000);
                               Assistant Treasurer of OAC (since March 1999); and
                               Assistant Treasurer of the Manager and Distributor
                               (March 1999-October 2003) and OppenheimerFunds
                               Legacy Program (April 2000-June 2003). An officer
                               of 103 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,             Vice President of OppenheimerFunds, Inc. (since
Assistant Treasurer            February 2007); Assistant Vice President (August
(since 2004)                   2002-February 2007); Manager/Financial Product
Age: 37                        Accounting of OppenheimerFunds, Inc. (November
                               1998-July 2002). An officer of 103 portfolios in
                               the OppenheimerFunds complex.

BRIAN C. SZILAGYI,             Assistant Vice President of OppenheimerFunds, Inc.
Assistant Treasurer            (since July 2004); Director of Financial Reporting
(since 2005)                   and Compliance of First Data Corporation (April
Age: 38                        2003-July 2004); Manager of Compliance of Berger
                               Financial Group LLC (May 2001-March 2003). An
                               officer of 103 portfolios in the OppenheimerFunds
                               complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and
Vice President and Secretary   General Counsel (since March 2002) of
(since 2001)                   OppenheimerFunds, Inc.; General Counsel of the
Age: 60                        Manager and Distributor (since December 2001);
                               General Counsel and Director of OppenheimerFunds
                               Distributor, Inc. (since December 2001); Senior
                               Vice President, General Counsel and Director of
                               the Transfer Agent, Shareholder Financial
                               Services, Inc., OFI Private Investments, Inc. and
                               OFI Trust Company (since November 2001); Senior
                               Vice President and General Counsel of HarbourView
                               Asset Management Corporation (since December
                               2001); Secretary and General Counsel of OAC (since
                               November 2001); Assistant Secretary (since
                               September 1997) and Director (since November 2001)
                               of OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc; Vice President and Director
                               of Oppenheimer Partnership Holdings, Inc. (since
                               December 2002); Director of Oppenheimer Real Asset
                               Management, Inc. (since November 2001); Vice
                               President of OppenheimerFunds Legacy Program
                               (since June 2003); Senior Vice President and
                               General Counsel of OFI Institutional Asset
                               Management, Inc. (since November 2001); Director
                               of OppenheimerFunds (Asia) Limited (since December
                               2003); Senior Vice President (May 1985-December
                               2003). An officer of 103 portfolios in the
                               OppenheimerFunds complex.

LISA I. BLOOMBERG,             Vice President (since May 2004) and Deputy General
Assistant Secretary            Counsel (since May 2008) of OppenheimerFunds,
(since 2004)                   Inc.; Associate Counsel (May 2004-May 2008) of
Age: 40                        OppenheimerFunds Inc.; First Vice President (April
                               2001-April 2004), Associate General Counsel
                               (December 2000-April 2004) of UBS Financial
                               Services, Inc. An officer of 103 portfolios in the
                               OppenheimerFunds complex.

KATHLEEN T. IVES,              Vice President (since June 1998), Deputy General
Assistant Secretary            Counsel (since May 2008) and Assistant Secretary
(since 2001)                   (since October 2003); Senior Counsel (October
Age: 42                        2003-May 2008) of OppenheimerFunds, Inc.; Vice
                               President (since 1999) and Assistant Secretary
                               (since October 2003) of the Distributor; Assistant
                               Secretary of the Manager (since October 2003);
                               Vice President and Assistant Secretary of
                               Shareholder Services, Inc. (since 1999); Assistant
                               Secretary of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc. (since
                               December 2001); Senior General Counsel of
                               OppenheimerFunds, Inc. (October 2003-May 2008). An
                               officer of 103 portfolios in the OppenheimerFunds
                               complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

                   12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board's Audit Committee, and Edward L. Cameron, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $18,500 in fiscal 2008 and $18,000 in fiscal 2007.

(b)  Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c)  Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)  All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2008 and $12,000 in fiscal 2007 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include professional services for the 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

     The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

     Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

     (2) 100%

(f)  Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2008 and $12,000 in fiscal 2007 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Exhibit attached hereto.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    Principal Executive Officer

Date: 08/07/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008